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                     STAG PROTECTOR VARIABLE UNIVERSAL LIFE
                             SEPARATE ACCOUNT VL I
                         HARTFORD LIFE INSURANCE COMPANY

     SUPPLEMENT DATED SEPTEMBER 20, 2002 TO THE PROSPECTUS DATED MAY 1, 2002

Effective September 19, 2002, in the table under "Hartford Ratings" in the "About Us" section of the prospectus, the information for Ratings Agency "Fitch" is deleted and replaced with the following:

 RATINGS AGENCY   EFFECTIVE DATE OF RATING    RATING       BASIS OF RATING
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      Fitch               9/19/02               AA     Claims paying ability



THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.



HV-4078
333-94617